Cash flow information	12 Months Ended
Dec. 31, 2024
Cash flow information [Abstract]
Cash flow information
31.	Cash flow information

31.1.	Reconciliation of profit/(loss) after income tax to net cash from/(used in) operating activities

	2024	2023	2022
	A$’000	A$’000	A$’000
Profit/(loss) before income tax	56,056	3,087	(98,622)
Adjustments for
Depreciation and amortization	8,018	6,743	5,379
Impairment/(reversal of impairment) of intangible assets	(768)	804	-
Fair value remeasurement of contingent consideration	11,062	34,275	16,707
Fair value remeasurement of provisions	730	(173)	1,017
Unwind of discount	37,398	12,782	6,287
Share-based payments	19,660	8,786	8,114
Foreign exchange losses	(17,317)	2,124	841
Interest paid	(4,730)	(785)	(408)
Income taxes paid	(2,809)	(10,253)	(2,278)
Change in assets and liabilities
(Increase) in trade and other receivables	(57,080)	(27,382)	(19,934)
(Increase) in inventory	(3,239)	(9,636)	(5,023)
(Increase)/decrease in other current assets	(10,864)	(10,451)	(6,441)
(Increase) in other non-current assets	555	(259)	(115)
Increase in trade creditors	43,904	33,704	30,451
Deduct trade and other payables capitalized to intangible assets	-	(4,385)	-
Contingent consideration payments classified as operating	(35,886)	(16,282)	-
Increase in employee benefit obligations	8,498	6,476	2,870
(Decrease) in provisions	(808)	-	-
(Decrease) in contract liabilities	(9,351)	(5,291)	(2,815)
Net cash from/(used in) operating activities	43,029	23,884	(63,970)